SUPPLEMENT DATED SEPTEMBER 29, 2017

TO THE STATEMENTS OF ADDITIONAL INFORMATION FOR THE

FIRST INVESTORS LIFE LEVEL PREMIUM VARIABLE
LIFE INSURANCE SEPARATE ACCOUNT B
LEVEL PREMIUM VARIABLE LIFE INSURANCE POLICIES

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C
INDIVIDUAL VARIABLE ANNUITY CONTRACTS

FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
INDIVIDUAL VARIABLE ANNUITY CONTRACTS
FIRST INVESTORS LIFE SEPARATE ACCOUNT E
INDIVIDUAL VARIABLE LIFE INSURANCE POLICIES
OFFERED BY
FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
DATED MAY 1, 2017

In each of the Statements of Additional Information named above, the chart in the “General Description” section listing the officers and directors of Foresters Life Insurance and Annuity Company (“FLIAC”) is deleted in its entirety and replaced with the following:

Name	Position(s) with FLIAC
Carol Lerner Brown	Secretary
Craig D. Cloyed	Director
William H. Drinkwater	Senior Vice President and Chief Actuary
Dianne Fox	Vice President, Insurance Operations
Francis X. Gannon	Chief Financial Officer and Treasurer
Steven Guterman	Director
Jason Helbraun	Assistant Vice President
Mehul N. Kapadia	Chief Information Officer, Vice President, IT & Business Information

Clarice Ma	Assistant Comptroller and Assistant Vice President
Martha E. Marcon	Director
Loretta McCarthy	Director
Knut A. Olson	President
Paul D. Reaburn	Director
Jeremy W. Ragsdale	Vice President, Product Development & Pricing
David Schimmel	Vice President
John Shey	Assistant Vice President

***************************

Investors Should Retain this Supplement for Future Reference

SASAI917